Summary of Significant Accounting Policies And Estimates (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The Company disaggregates revenue by material revenue stream as follows:

	Three months ended September 30,
	2020		2019
	$	% of Total Revenue	$	% of Total Revenue	$ Change	% Change
Subscription revenue	1,053,000	71.3%	3,723,000	81%	(2,670,000)	(71.7)%
Hardware revenue	379,000	25.7%	11,000	0%	368,000	3,345.5%
Other revenue	45,000	3.0%	846,000	19%	(801,000)	(94.7)%
Total	1,477,000	100.0%	4,580,000	100%	(3,103,000)	(67.8)%

	Nine months ended September 30,
	2020		2019
	$	% of Total Revenue	$	% of Total Revenue	$ Change	% Change
Subscription revenue	3,779,000	82%	11,356,000	78%	(7,577,000)	(67)%
Hardware revenue	421,000	9%	811,000	6%	(390,000)	(48)%
Other revenue	425,000	9%	2,471,000	17%	(2,046,000)	(83)%
Total	4,625,000	100%	14,638,000	100%	(10,013,000)	(68)%

The table below sets forth the approximate amount of revenue the Company generated from Buffalo Wild Wings corporate-owned restaurants and its franchisees during the three and nine months ended September 30, 2020 and 2019, and the percentage of total revenue that such amount represents for such periods:

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Buffalo Wild Wings revenue	$25,000	$1,676,000	$176,000	$5,891,000
Percent of total revenue	2%	37%	4%	40%

The Company disaggregates revenue by material revenue stream as follows:

	Years ended December 31,
	2019		2018
	$	% of Total Revenue	$	% of Total Revenue	Change $	% Change
Subscription revenue	14,278,000	72.1%	16,031,000	68.7%	(1,753,000)	(10.9)%
Hardware revenue	2,350,000	11.9%	3,589,000	15.4%	(1,239,000)	(34.5)%
Other revenue	3,178,000	16.0%	3,715,000	15.9%	(537,000)	(14.5)%
Total	19,806,000	100.0%	23,335,000	100.0%	(3,529,000)	(15.1)%

The table below sets forth the approximate amount of revenue the Company generated from Buffalo Wild Wings corporate-owned restaurants and its franchisees during the years ended December 31, 2019 and 2018, and the percentage of total revenue that such amount represents for such periods:

	Year Ended December 31,
	2019	2018
Buffalo Wild Wings revenue	$6,820,000	$10,180,000
Percent of total revenue	34%	44%

Schedule of Revenues Geographic Breakdown

The geographic breakdown of the Company’s revenue for the three and nine months ended September 30, 2020 and 2019 were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
United States	$1,420,000	$4,420,000	$4,390,000	$14,144,000
Canada	57,000	160,000	235,000	494,000
Total revenue	$1,477,000	$4,580,000	$4,625,000	$14,638,000

The geographic breakdown of the Company’s revenue for the years ended December 31, 2019 and 2018 were as follows:

	For the years ended December 31,
	2019	2018
United States	$19,153,000	$22,653,000
Canada	653,000	682,000
Total revenue	$19,806,000	$23,335,000

Schedule of Contract Liabilities

The table below shows the balance of contract liabilities as of January 1, 2020 and September 30, 2020, including the change during the period.

Deferred Revenue
Balance at January 1, 2020	$462,000
New performance obligations	198,000
Revenue recognized	(540,000)
Balance at September 30, 2020	120,000
Less non-current portion	-
Current portion at September 30, 2020	$120,000

The table below shows the balance of contract liabilities as of December 31, 2019 and December 31, 2018, including the change during the period.

Deferred Revenue
Balance at January 1, 2019	$1,297,000
New performance obligations	1,093,000
Revenue recognized	(1,928,000)
Balance at December 31, 2019	462,000
Less non-current portion	(2,000)
Current portion at December 31, 2019	$460,000

Schedule of Unamortized Installation Cost and Sales Commissions

The table below shows the balance of the unamortized installation cost and sales commissions as of January 1, 2020 and September 30, 2020, including the change during the period.

	Installation Costs	Sales Commissions	Total Deferred Costs
Balance at January 1, 2020	$187,000	$87,000	$274,000
Incremental costs deferred	83,000	60,000	143,000
Deferred costs recognized	(212,000)	(120,000)	(332,000)
Balance at September 30, 2020	58,000	27,000	85,000

The tables below show the balance of the unamortized installation cost and sales commissions as of December 31, 2019 and December 31, 2018, including the change during the period.

	Installation Costs	Sales Commissions	Total Deferred Costs
Balance at January 1, 2019	$321,000	$103,000	$424,000
Incremental costs deferred	352,000	161,000	513,000
Deferred costs recognized	(486,000)	(177,000)	(663,000)
Balance at December 31, 2019	187,000	87,000	274,000